Note 8 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Future tax credits	$ 5,581	$ 5,124
Inventory valuation	163
Restructuring reserve	220	1,071
Employee benefits	2,219	2,030
Insurance	616	312
Other comprehensive loss	26,562	6,250
Interest	24	12
Future federal tax credits		654
Prepaid revenue	565	528
Other	186	298
Net operating loss and other tax attribute carryovers	2,233	5,628
Total assets	38,369	21,907
Property basis and depreciation difference	12,664	13,049
Inventory valuation		534
Intangibles	208	286
Income from equity investment	1,239
Right of use assets	4,373
Pension	7,540	1,633
Total liabilities	26,024	15,502
Valuation allowance - non-current	4,473	3,988
Net deferred income tax asset	$ 7,872	$ 2,417